Consolidated Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows provided by (used in) operating activities
Net loss	$ (4,350,969)	$ (8,241,414)
Fair value adjustment to convertible notes payable		1,250,000
Change in fair value of warrant liability	(77,237)	4,669,652
Stock based compensation expense	229,441
Forgiveness of trade payable	(416,000)
Financing expense		275,000
Amortization of intangibles	52,021	52,022
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	440,817	141,395
(Decrease) Increase in accrued interest	(311,670)	268,111
(Decrease) Increase in prepaid expenses	188,671	(48,510)
Net cash used in operating activities	(4,244,926)	(1,633,744)
Cash flows used in investing activities
Payment for license acquisition	(250,000)	(267,500)
Net cash used in investing activities	(250,000)	(267,500)
Cash flows provided by (used in) financing activities:
Decrease in deferred offering costs		(111,808)
Deferred loan costs		(50,000)
Increase in due to officers		139,285
Payments of amounts due to officers	(300,000)	(154,466)
Proceeds from issuance of "Bridge Notes", net		3,475,000
Net cash (used in) provided by financing activities	(300,000)	3,298,011
Net change in cash	(4,794,926)	1,396,767
Cash - beginning of period	7,482,773	323,832
Cash - end of period	2,687,847	$ 1,720,382
Supplemental information:
Reclassification of warrant liability to equity upon issuance of "Exchange Warrants"	$ 296,362